BORROWINGS - Long term (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
BORROWINGS
Long-term borrowings on project assets - current	$ 286,173	$ 265,770
Long-term borrowings	619,477	393,614
Long-term, current portion	$ 114,089	$ 171,051
Average interest rate on long-term borrowings (as a percent)	8.28%	0.95%
Future principal repayment on the long-term borrowings loans
2020	$ 400,262
2021	245,927
2022	276,675
2023	40,679
2024	15,158
Thereafter	41,038
Total	1,019,739
Less: future principal repayment related to long-term borrowings, current portion	(400,262)
Total long-term portion	$ 619,477	$ 393,614